INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contribution income (expense)
Current	R$ (1,300,719)	R$ (1,036,262)	R$ (1,537,966)
Deferred	1,305,927	403,544	(420,773)
Total	R$ 5,208	R$ (632,718)	R$ (1,958,739)